Significant Commitments and Contingencies - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital commitments [abstract]
Amount guaranteed by Bank of Taiwan	$ 100,800	$ 97,500